Cost and Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Summary of Cost of Sales

The cost of sales is comprised as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
Cost of merchandise and logistic costs	Ps.	47,815,263	Ps.	36,854,490	Ps.	27,537,825
Depreciation of properties, furniture, equipment, and leasehold improvements		124,490		94,121		50,883
Depreciation of right-of-use asset		123,160		89,931		66,935
Cost of sales	Ps.	48,062,913	Ps.	37,038,542	Ps.	27,655,643

Summary of Sales and Administrative Expenses

The sales and administrative expenses are as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
Personnel expenses		3,870,087		3,082,527		2,085,846
Depreciation and amortization		1,237,696		905,043		667,236
Cash-in-transit services, surveillance and maintenance		716,261		571,631		446,146
Energy, fuel, and lubricants		549,301		421,231		336,842
Shared-based payments (1)		523,143		384,566		303,789
Other		503,066		414,060		267,835
Advertising		160,919		160,497		132,342
Other taxes and rights		241,116		163,303		100,993
Professional services (2)		307,052		106,983		71,901
Total sales and administrative expenses	Ps.	8,108,641	Ps.	6,209,841	Ps.	4,412,930

(1)
The share-based payments in 2024, 2023 and 2022 were comprised of Ps.502,369, Ps.244,352 and Ps.152,113, respectively, in respect of options granted under the 2004 Option Plan and the Equity Incentive Plan.
(2)
For the year ended December 31, 2023 an amount of Ps.37,910 in IPO related services was incurred, out of which Ps.28,432 was recognized as an expense and Ps.9,477 was capitalized as part of the net proceeds of the new shares issued as part of the IPO. An amount of Ps.93,075 in IPO services was incurred in the year ended December 31, 2024, out of which Ps.69,806 was recognized as an expense and Ps.23,269 was capitalized as part of the net proceeds of the new shares.